Property, Plant and Equipment: (Tables)	6 Months Ended
Jun. 30, 2014
Property, Plant and Equipment: (Tables) [Abstract]
Property, Plant and Equipment:

Note 7.          Property, Plant and Equipment:

		Accumulated
	Cost	Depreciation	Net
June 30, 2014
Machinery and equipment [1]	$18,985,828	$-	$18,985,828
Furniture and office equipment	529,648	(506,623)	23,025
Leasehold improvements	41,190	(41,190)	-
Venezuelan property and equipment	171,445	(157,445)	14,000
	$19,728,111	$(705,258)	$19,022,853

		Accumulated
	Cost	Depreciation	Net
December 31, 2013
Machinery and equipment [1]	$18,985,828	$-	$18,985,828
Furniture and office equipment	529,648	(501,190)	28,458
Leasehold improvements	41,190	(41,190)	-
Venezuelan property and equipment	171,445	(157,445)	14,000
Mineral property	275,010	-	275,010
	$20,003,121	$(699,825)	$19,303,296